Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,683,332
Proposed Maximum Offering Price per Unit	43.85
Maximum Aggregate Offering Price	$ 117,664,108.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,249.41
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Maze Therapeutics, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. (2) Represents 2,683,332 additional shares of the Registrant's common stock to be reserved for issuance under the 2025 Equity Incentive Plan (the "2025 Plan") pursuant to the provision of the 2025 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2025 Plan. (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2025 Plan, on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market ("Nasdaq") on January 29, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	536,666
Proposed Maximum Offering Price per Unit	37.27
Maximum Aggregate Offering Price	$ 20,001,541.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.21
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Maze Therapeutics, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. (2) Represents 536,666 additional shares of the Registrant's common stock available for issuance under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") pursuant to the provision of the 2025 ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the 2025 ESPP. (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2025 ESPP, on the basis of the average of the high and low prices of the Registrant's common stock as reported on Nasdaq on January 29, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.